Restrictions on Cash and Due from Banks	12 Months Ended
Dec. 31, 2014
Restrictions on Cash and Due from Banks [Abstract]
Restrictions on Cash and Due from Banks

4. Restrictions on Cash and Due From Banks

The Bank is required to maintain cash reserve balances with the Federal Reserve Bank. The total required reserve balances were $276,000 and $362,000 as of December 31, 2014 and 2013, respectively.